AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 96.1%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $18,787,820)	1,929,085	$20,641,207
Short-Term Investment — 1.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $396,567)	396,567	396,567

TOTAL INVESTMENTS—98.0% (cost $19,184,387)(wa)		21,037,774

Other assets in excess of liabilities(z) — 2.0%		438,616

Net Assets — 100.0%		$21,476,390

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
67	2 Year U.S. Treasury Notes	Dec. 2024	$13,952,227	$34,565
27	3 Year U.S. Treasury Notes	Dec. 2024	5,761,758	26,311
				60,876
Short Positions:
55	5 Year U.S. Treasury Notes	Dec. 2024	6,043,555	(6,857)
23	10 Year U.S. Treasury Notes	Dec. 2024	2,628,469	(2,273)
16	10 Year U.S. Ultra Treasury Notes	Dec. 2024	1,892,750	1,783
23	20 Year U.S. Treasury Bonds	Dec. 2024	2,856,312	12,225
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	1,863,312	21,666
				26,544
				$87,420
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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